EVENTS AFTER REPORTING PERIOD EVENTS AFTER REPORTING PERIOD - ADDITIONAL INFORMATION (Details) - Australian Data Transmission and Distribution Operation [Member] [Domain]	Jul. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	14.00%
Total consideration	$ 200,000,000
Consortium
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	50.00%